Earnings (Loss) Per Share (Details) - Schedule of Basic and Diluted Earnings (Loss) Per Share - USD ($)	2 Months Ended		6 Months Ended				12 Months Ended
	Dec. 31, 2022		Jun. 30, 2024		Jun. 30, 2023		Dec. 31, 2023		Dec. 31, 2022
Schedule of Basic and Diluted Earnings (Loss) Per Share [Abstract]
Net income (loss)	$ (186,839)		$ 19,550,448		$ (1,922,260)		$ 9,889,155		$ (186,839)
Weighted average number of ordinary share outstanding – basic	41,000,000	[1]	41,000,000	[1]	41,000,000	[1]	41,000,000	[1]	41,000,000
Weighted average number of ordinary share outstanding –diluted	41,000,000	[1]	41,000,000	[1]	41,000,000	[1]	41,000,000	[1]	41,000,000
Earnings (loss) per share – basic	$ 0	[1]	$ 0.48	[1]	$ (0.05)	[1]	$ 0.24	[1]	$ 0
Earnings (loss) per share – diluted	$ 0	[1]	$ 0.48	[1]	$ (0.05)	[1]	$ 0.24	[1]	$ 0

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization effected on February 27, 2024 (Note 1).